MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE

	2024	2023
Costa Rican Colones (“CRC”)	CRC 530	CRC 549
Peruvian Soles (“PEN”)	PEN 3.84	PEN 3.64
Colombian Pesos (“COP”)	COP 4,148	COP 4,191

The average rates for a USD to relevant currencies for the Company’s $1.00 were the following for the three months ended June 30, 2024 and 2023:

	2024	2023
Costa Rican Colones (“CRC”)	CRC 516	CRC 544
Peruvian Soles (“PEN”)	PEN 3.75	PEN 3.71
Colombian Pesos (“COP”)	COP 3,926	COP 4,415

The average rates for a USD to relevant currencies for the Company’s $1.00 were the following for the six months ended June 30, 2024 and 2023:

	2024	2023
Costa Rican Colones (“CRC”)	CRC 517	CRC 556
Peruvian Soles (“PEN”)	PEN 3.75	PEN 3.76
Colombian Pesos (“COP”)	COP 3,920	COP 4,587

SCHEDULE OF SUBSIDIARIES

The condensed consolidated financial statements include the financial information of Logistic Properties of the Americas (parent entity) and its subsidiaries:

		Ownership Interest		Non-controlling Interests
Entities	Country	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Latam Logistic Properties S.A.	Panamá	100%	N/A
two	Cayman Islands	100%	N/A
Latam Logistic Property Holdings, LLC	United States	100%	100%
LPA Corporate Services Inc.	United States	100%	N/A
Latam Logistic COL HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic CR HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco El Coyol II S de R.L.	Panamá	50%	50%	50%	50%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena I S de R.L. (1)	Panamá	47.6%	47.6%	52.4%	52.4%
Latam Logistic Pan Holdco Verbena II S, S.R.L. (2)	Panamá	47.6%	47.6%	52.4%	52.4%
Logistic Property Asset Management, S de R.L. (3)	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena Fase II, S de R.L. (4)	Panamá	100%	100%
Latam Logistic Pan Holdco Medellin I, S.R.L.	Panamá	100%	100%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.	Panamá	100%	100%
Latam Logistic PER OpCo, S.R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin I, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin II, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin III, S. de R.L.	Perú	100%	100%
Parque Logístico Callao, S.R.L.	Perú	40%	40%	60%	60%
Latam Logistic COL OpCo, S.A. (5)	Colombia	100%	100%
Latam Logistic COL PropCo Cota I, S.A.S.	Colombia	100%	100%
Latam Logistic CR OpCo, S.R.L.	Costa Rica	100%	100%
Latam Logistic CR PropCo Alajuela I, S.R.L.	Costa Rica	100%	100%
Latam Propco El Coyol Dos S de R.L.	Costa Rica	50%	50%	50%	50%
Latam Logistic Propco Bodegas San Joaquín S de R.L.	Costa Rica	100%	100%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L.	Costa Rica	100%	100%
3101784433, S.R.L.	Costa Rica	23.6%	23.6%	76.4%	76.4%
Latam Logistic PropCo Bodegas los Llanos S de R.L.	Costa Rica	100%	100%
Latam Logistic CR Zona Franca, S. de R.L.	Costa Rica	100%	100%
Latam Logistics SLV OpCo S.A. de C.V.	El Salvador	100%	100%

(1)	Formerly known as Latam Logistic Propco Pedregal Panamá S de R.L.

(2)	Formerly known as Latam Logistic Pan Holdco Pedregal Panamá S de R.L.

(3)	Formerly known as Latam Logistic Pan Holdco Santiago I, S de R.L.

(4)	Formerly known as Latam Logistic Pan Holdco Santo Domingo, S de R.L.

(5)	Formerly known as Latam Logistic COL OpCo, S.A.S.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE

	2023	2022
Costa Rican Colones (“CRC”)	CRC 527	CRC 602

Peruvian Soles (“PEN”)	PEN 3.713	PEN 3.820

Colombian Peso (“COP”)	COP 3,822	COP 4,810

The average rates for a USD to relevant currencies for the Group $1.00 were the following for the years ended December 31, 2023, 2022, and 2021:

	2023	2022	2021
Costa Rican Colones (“CRC”)	CRC 547	CRC 651	CRC 624

Peruvian Soles (“PEN”)	PEN 3.747	PEN 3.840	PEN 3.885

Colombian Peso (“COP”)	COP 4,321	COP 4,255	COP 4,743

SCHEDULE OF SUBSIDIARIES

The consolidated financial statements include the financial information of Latam Logistic Properties, S.A. (parent entity) and its subsidiaries:

		Ownership Interest		Non-controlling Interest
Entities	Country	2023	2022	2023	2022
Latam Logistic Property Holdings LLC	United States	100%	100%
Latam Logistic COL HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic CR HoldCo I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco El Coyol II S de R.L.	Panamá	50%	50%	50%	50%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.	Panamá	100%	100%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Verbena I S de R.L. (1)	Panamá	47.6%	47.6%	52.4%	52.4%
Latam Logistic Pan Holdco Verbena II S, S.R.L. (2)	Panamá	47.6%	47.6%	52.4%	52.4%
Latam Logistic Pan Holdco Santiago I, S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Santo Domingo, S de R.L.	Panamá	100%	100%
Latam Logistic Pan Holdco Medellin I, S.R.L.	Panamá	100%	100%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.	Panamá	100%	100%
Latam Logistic PER OpCo, S.R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin I, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin II, S. de R.L.	Perú	100%	100%
Latam Logistic PER PropCo Lurin III, S. de R.L.	Perú	100%	100%
Parque Logístico Callao, S.R.L.	Perú	40%	50%	60%	50%
Latam Logistic COL OpCo, S.A. (3)	Colombia	100%	100%
Latam Logistic COL PropCo Cota I, S.A.S.	Colombia	100%	100%
Latam Logistic CR OpCo, S.R.L.	Costa Rica	100%	100%
Latam Logistic CR PropCo Alajuela I, S.R.L.	Costa Rica	100%	100%
Latam Propco El Coyol Dos S de R.L.	Costa Rica	50%	50%	50%	50%
Latam Logistic Propco Bodegas San Joaquín S de R.L.	Costa Rica	100%	100%
Latam Logistic Propco Cedis Rurales Costa Rica S de R.L.	Costa Rica	100%	100%
3101784433, S.R.L.	Costa Rica	23.6%	23.6%	76.4%	76.4%
Latam Logistic PropCo Bodegas los Llanos S de R.L.	Costa Rica	100%	100%
Latam Logistic CR Zona Franca, S. de R.L.	Costa Rica	100%	100%
Latam Logistics SLV OpCo S.A. de C.V.	El Salvador	100%	100%

(1)	Formerly known as Latam Logistic Propco Pedregal Panamá S de R.L.
(2)	Formerly known as Latam Logistic Pan Holdco Pedregal Panamá S de R.L.
(3)	Formerly known as Latam Logistic COL OpCo, S.A.S.